TAXES ON INCOME - Schedule of income before taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 4,006	$ 7,618	$ 5,110
Foreign	9,572	7,478	9,262
Income before taxes on income	$ 13,578	$ 15,096	$ 14,372